BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Carbon Credits (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other current payable	$ 2,294	$ 2,313
Other non current payable	1,248	0
Receivable from charterers related to the Carbon Credits, current	487	2,391
Receivable from charterers related to the Carbon Credits, noncurrent	1,248	0
Intangible assets, net	1,870	629
Carbon credit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Receivable from charterers related to the Carbon Credits, current	500	1,700
Intangible assets, net	1,900	600
Carbon credit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other current payable	2,400	$ 2,300
Other non current payable	$ 1,200